Offsetting financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of offsetting of financial assets [abstract]
Summary of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
in EUR million 2023		Gross amounts of recognised financial assets	Gross amounts of recognised financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position		Net amount	Amounts not subject to enforceable netting arrangements	Statement of financial position total ¹
					Financial instruments	Cash and financial instruments received as collateral
Statement of financial position line item	Financial instrument
Loans and advances to banks [2]	Reverse repurchase, securities borrowing and similar agreements	1,840	-29	1,811		1,811		3,440	5,251
	Other
		1,840	-29	1,811		1,811		3,440	5,251
Financial assets at fair value through profit or loss
Trading and Non-trading	Reverse repurchase, securities borrowing and similar agreements	76,304	-34,738	41,566	235	41,063	268	22,091	63,657
	Derivatives [3]	105,928	-83,312	22,617	14,868	2,915	4,834	5,091	27,708
		182,232	-118,049	64,183	15,103	43,977	5,102	27,182	91,365
Loans and advances to customers [4]	Reverse repurchase, securities borrowing and similar agreements							499	499
	Cash pools	236,233	-234,617	1,616	41	1,217	358		1,616
		236,233	-234,617	1,616	41	1,217	358	499	2,115
Other items where offsetting is applied in the statement of financial position [5]		7,124	-6,428	695	21		675		695

Total financial assets		427,428	-359,124	68,305	15,165	47,005	6,135	31,121	99,425
1‘The statement of financial position total’ is the sum of ‘Net amounts of financial assets presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2At 31 December 2023, the total amount of ‘Loans and advances to banks’ excluding repurchase agreements is EUR 11,458 million which is not subject to offsetting.
3Derivative assets and derivative liabilities include certain exchange traded future and option positions with the same underlying.
4At 31 December 2023, the total amount of ‘Loans and advances to customers’ excluding repurchase agreements is EUR 646,814 million of which the net cash pool position of EUR 1,616 million is subject to offsetting. Cash pools mainly relate to our subsidiary Bank Mendes Gans.
5Other items mainly include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and is included in ‘Other Assets – Amounts to be settled’ for EUR 3,869 million in the statement of financial position of which EUR 695 million is subject to offsetting as at 31 December 2023.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
in EUR million 2022		Gross amounts of recognised financial assets	Gross amounts of recognised financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position		Net amount	Amounts not subject to enforceable netting arrangements	Statement of financial position total ¹
					Financial instruments	Cash and financial instruments received as collateral
Statement of financial position line item	Financial instrument
Loans and advances to banks [2]	Reverse repurchase, securities borrowing and similar agreements	2,576		2,576		2,549	27	16,820	19,395
	Other	1		1	1			-1
		2,576		2,576	1	2,549	27	16,819	19,395
Financial assets at fair value through profit or loss
Trading and Non-trading	Reverse repurchase, securities borrowing and similar agreements	51,870	-21,245	30,625	102	29,813	710	22,260	52,886
	Derivatives	134,253	-106,523	27,730	18,190	4,525	5,015	7,004	34,734
		186,123	-127,768	58,355	18,292	34,337	5,726	29,264	87,619
Loans and advances to customers [3]	Reverse repurchase, securities borrowing and similar agreements	155		155		155		1,151	1,306
	Cash pools	224,261	-222,857	1,404	74	889	441		1,404
		224,416	-222,857	1,559	74	1,044	441	1,151	2,710
Other items where offsetting is applied in the statement of financial position [4]		6,750	-5,899	851	74		777		851

Total financial assets		419,865	-356,524	63,341	18,440	37,930	6,971	47,234	110,576
1‘The statement of financial position total’ is the sum of ‘Net amounts of financial assets presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2At 31 December 2022, the total amount of ‘Loans and advances to banks’ excluding repurchase agreements is EUR 15,709 million which is not subject to offsetting.
3At 31 December 2022, the total amount of ‘Loans and advances to customers’ excluding repurchase agreements is EUR 643,587 million of which the net cash pool position of EUR 1,404 million is subject to offsetting. Cash pools mainly relate to our subsidiary Bank Mendes Gans.
4Other items mainly include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and is included in ‘Other Assets – Amounts to be settled’ for EUR 5,191 million in the statement of financial position of which EUR 851 million is subject to offsetting as at 31 December 2022.

Summary of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
in EUR million 2023					Related amounts not offset in the statement of financial position			Amounts not subject to enforceable netting arrangements	Statement of financial position total ¹
		Gross amounts of recognised financial liabilities	Gross amounts of recognised financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Financial instruments	Cash and financial instruments pledged as collateral	Net amount
Statement of financial position line item	Financial instrument
Deposits from banks [2]	Repurchase, securities lending and similar agreements	29	-29					2,064	2,064
	Other	290	-290
		319	-319					2,064	2,064
Customer deposits [4]	Repurchase, securities lending and similar agreements
	Cash pools	249,734	-234,617	15,116	13		15,103		15,116
		249,734	-234,617	15,116	13		15,103		15,116
Financial liabilities at fair value through profit or loss
Trading and Non-trading	Repurchase, securities lending and similar agreements	76,581	-34,738	41,844	235	41,653	-44	14,222	56,065
	Derivatives [3]	101,218	-82,677	18,541	14,881	3,455	204	6,607	25,148
		177,799	-117,415	60,384	15,117	45,108	160	20,829	81,213

Other items where offsetting is applied in the statement of financial position [5]		7,285	-6,773	512	35		477		512

Total financial liabilities		435,137	-359,124	76,013	15,165	45,108	15,740	22,892	98,905
1‘The statement of financial position total’ is the sum of ‘Net amounts of financial liabilities presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2At 31 December 2023, the total amount of ‘Deposits from banks’ excluding repurchase agreements is EUR 21,193 million of which EUR 0 million is subject to offsetting.
3Derivative assets and derivative liabilities include certain exchange traded future and option positions with the same underlying.
4At 31 December 2023, the total amount of ‘Customers deposits’ excluding repurchase agreements is EUR 650,179 million of which the net cash pool position of EUR 15,116 million is subject to offsetting. Cash pools mainly relate to our subsidiary Bank Mendes Gans.
5Other items mainly include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and is included in ‘Other Liabilities – Amounts to be settled’ for EUR 6,509 million in the statement of financial position of which EUR 512 million is subject to offsetting as at 31 December 2023.

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
in EUR million 2022					Related amounts not offset in the statement of financial position			Amounts not subject to enforceable netting arrangements	Statement of financial position total ¹
		Gross amounts of recognised financial liabilities	Gross amounts of recognised financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Financial instruments	Cash and financial instruments pledged as collateral	Net amount
Statement of financial position line item	Financial instrument
Deposits from banks [2]	Repurchase, securities lending and similar agreements							3,809	3,809
	Other
								3,809	3,809
Customer deposits [3]	Repurchase, securities lending and similar agreements
	Cash pools	236,219	-222,857	13,362	52		13,310		13,362
		236,219	-222,857	13,362	52		13,310		13,362
Financial liabilities at fair value through profit or loss
Trading and Non-trading	Repurchase, securities lending and similar agreements	57,871	-21,245	36,626	102	31,868	4,655	12,220	48,846
	Derivatives	127,937	-103,988	23,949	18,215	4,964	770	9,967	33,917
		185,808	-125,233	60,575	18,317	36,833	5,425	22,187	82,762

Other items where offsetting is applied in the statement of financial position [4]		8,535	-8,435	100	70		30		100

Total financial liabilities		430,561	-356,524	74,037	18,440	36,833	18,765	25,996	100,033
1‘The statement of financial position total’ is the sum of ‘Net amounts of financial liabilities presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2At 31 December 2022, the total amount of ‘Deposits from banks’ excluding repurchase agreements is EUR 52,823 million of which EUR 0 million is subject to offsetting.
3At 31 December 2022, the total amount of ‘Customers deposits’ excluding repurchase agreements is EUR 640,740 million of which the net cash pool position of EUR 13,362 million is subject to offsetting. Cash pools mainly relate to our subsidiary Bank Mendes Gans.
4Other items mainly include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and is included in ‘Other Liabilities – Amounts to be settled’ for EUR 6,715 million in the statement of financial position of which EUR 100 million is subject to offsetting as at 31 December 2022.